Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of restricted cash and cash equivalents [text block]
(a) Restricted cash

	March 31, 2019	March 31, 2018	March 31, 2017
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	313,057	296,275	262,907
Total restricted cash	313,057	296,275	262,907

(b) Non restricted cash
Current
Cash and bank balances	1,934,918	1,991,846	1,621,358

Total cash (a+b)	2,247,975	2,288,121	1,884,265
Bank overdraft used for cash management purposes	(1,553,203)	(2,121,537)	(991,161)
Cash and cash equivalents for the statement of cash flows	694,772	166,584	893,104